Note 12 - Right-of-use Assets, Net and Lease Liabilities	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Note 12 - Right-of-use Assets, Net and Lease Liabilities

12           Right-of-use assets, net and lease liabilities

Right of use assets evolution

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2021	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Total
Cost
Opening net book amount	41,932	273,358	18,615	333,905
Currency translation adjustment	(187)	(592)	(560)	(1,339)
Additions	6,010	10,127	6,189	22,326
Transfers / Reclassifications	-	(274)	277	3
Disposals (*)	(1,673)	(150,803)	(4,265)	(156,741)
At December 31, 2021	46,082	131,816	20,256	198,154

Depreciation
Accumulated at the beginning of the year	15,142	67,993	8,817	91,952
Currency translation adjustment	(37)	(177)	(260)	(474)
Depreciation charge	9,882	35,964	5,589	51,435
Transfers / Reclassifications	-	96	(93)	3
Disposals (*)	(982)	(49,149)	(3,369)	(53,500)
Accumulated at the end of the year	24,005	54,727	10,684	89,416
At December 31, 2021	22,077	77,089	9,572	108,738

(*)	Includes net disposals of $96.6 million related to NKKTubes lease agreement re-measurement due to joint venture termination.

(all amounts in thousands of U.S. dollars)

Year ended December 31, 2020	Land and Civil Buildings	Industrial Buildings, Plant and Production Equipment	Vehicles, furniture and fixtures	Total
Cost
Opening net book amount	36,137	225,389	14,194	275,720
Currency translation adjustment	(839)	746	530	437
Increase due to business combinations (*)	3,461	13,730	7,556	24,747
Additions	11,534	42,573	5,034	59,141
Transfers / Reclassifications	439	(458)	136	117
Disposals	(8,800)	(8,622)	(8,835)	(26,257)
At December 31, 2020	41,932	273,358	18,615	333,905

Depreciation
Accumulated at the beginning of the year	8,330	30,581	3,683	42,594
Currency translation adjustment	(92)	145	190	243
Depreciation charge	13,200	37,671	6,920	57,791
Transfers / Reclassifications	(2,876)	1,702	1,291	117
Disposals	(3,420)	(2,106)	(3,267)	(8,793)
Accumulated at the end of the year	15,142	67,993	8,817	91,952
At December 31, 2020	26,790	205,365	9,798	241,953

(*)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

Depreciation of right-of-use assets is mainly included in Tubes segment.

Lease liability evolution

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020

Opening net book amount	257,343	230,167
Increase due to business combinations	-	26,046
Translation differences	(11,350)	7,656
Additions	22,261	58,536
Cancellations (*)	(103,329)	(17,529)
Repayments (**)	(50,998)	(51,666)
Interest accrued	3,358	4,133
At December 31,	117,285	257,343

(*)	Includes $95.8 million related to NKKTubes lease agreement re-measurement due to joint venture termination.
(**)	Includes repayments of $48.5 million in capital and $2.5 million of interest.

The amount of remaining payments with maturity less than 1 year, between 2 and 5 years and more than 5 years is approximately 29.5%, 33.6% and 36.9% of the total remaining payments, respectively.

Expenses related to short-term leases, leases of low value assets and variable leases (included in cost of sales and selling, general and administrative expenses) were not material for the years 2021 and 2020.